Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes [Text Block]
11.	Income Taxes

The Company has net operating losses carried forward of $7,668,530 available to offset taxable income in future years which expire beginning in fiscal 2020.

The Company is subject to United States federal and state income taxes at an approximate rate of 35%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2012	2011
	$	$
Net loss before income taxes	(597,845)	(852,281)
Income tax rate	35%	35%
Income tax recovery	209,246	298,298
Permanent differences and other	212,981	2,459
Change in valuation allowance	(422,227)	(300,757)
Provision for income taxes	–	–

The significant components of deferred income tax assets and liabilities at June 30, 2012 and 2011 are as follows:

	2012	2011
	$	$

Mineral property costs	2,998,808	2,831,499
Net operating losses carried forward	2,683,986	2,429,068
Valuation allowance	(5,682,794)	(5,260,567)

Net deferred income tax asset	–	–

As at June 30, 2012, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.